Prepaid Expenses And Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid expenses and taxes	$ 86,249	$ 129,554
Promotion items	14,899	11,100
Prepaid expense and other assets, Total	$ 101,148	$ 140,654